Intangible Assets	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS
12.	INTANGIBLE ASSETS

						Assets under construction
	Computer software	Right-of-use Platform	Customer base	Technical know-how	Security Surveillance system	Cash Management Systems	Intelligent Cloud Platform	Intelligent Cloud Platforms	Total
Cost
At December 31, 2021	$907,304	$-	$-	$-	$-	$-	$-	$-	$907,304
Acquisitions through business combinations	-	733,311	1,120,688	514,968	1,102,647	-	-	-	3,471,614
Additions	1,761	-		-	-	81,119	3,000,000		3,082,880
Exchange differences	(49,955)	-	-	-	-	(3,525)		-	(53,480)
At June 30, 2022 (Unaudited)	859,110	733,311	1,120,688	514,968	1,102,647	77,594	3,000,000	-	7,408,318

At December 31, 2022	$887,745	$673,029	$1,042,110	$499,344	$1,360,898	$194,495	$3,000,000	$-	$7,657,621
Additions	-	-	-	-	195,087	-	-	1,597,754	1,792,841
Transfer	-	-	-	-	-	-	(2,821,882)	2,821,882	-
Exchange differences	(17,419)	(31,974)	(49,509)	(23,723)	(306,604)	(3,816)	-	-	(433,045)
At June 30, 2023 (Unaudited)	870,326	641,055	992,601	475,621	1,249,381	190,679	178,118	4,419,636	9,017,417

Accumulated amortization
At December 31, 2021	$742,988	$-	$-	$-	$-	$-	$-	$-	$742,988
Acquisitions through business combinations	-	-	-	-	285,433	-	-	-	285,433
Amortization charged for the period	25,290	17,951	129,327	-	-	-	-	-	172,568
Exchange differences	(41,944)		-	-	-	-	-	-	(41,944)
As June 30, 2022 (Unaudited)	726,334	17,951	129,327	-	285,433	-	-	-	1,159,045

At December 31, 2022	$767,168	$50,477	$405,868	$28,405	$612,560	$-	$-	$-	$1,864,478
Amortization charged for the period	26,139	33,582	201,013	28,346	63,817	-	-	182,671	535,568
Exchange differences	(15,908)	(3,927)	(28,438)	(2,641)	(286,182)	-	-	-	(337,096)
As June 30, 2023 (Unaudited)	777,399	80,132	578,443	54,110	390,195	-	-	182,671	2,062,950

Net book value
At June 30, 2022 (Unaudited)	$132,776	$715,360	$991,361	$514,968	$817,214	$77,594	$3,000,000	$-	$6,249,273
At June 30, 2023 (Unaudited)	$92,927	$560,923	$414,158	$421,511	$859,186	$190,679	$178,118	$4,236,965	$6,954,467

Amortization expense related to intangible assets was $535,568 and $172,568, respectively for the six months ended June 30, 2023 and 2022.